Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits (Details) - Directors - EUR (€)
€ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	€ 2,461	€ 2,445
Ana Botín
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	1,341	1,339
Héctor Grisi
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	€ 1,120	€ 1,105